Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (97%)
Brazil (BRL) (12%
)
10,500,000 Brazil Letras do Tesouro Nacional , 10.31%,
4/01/24 BRL (a)(b) $ 2,080
799,163 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (b) 170
14,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/25 BRL (b) 2,827
8,100,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (b) 1,625
10,400,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 2,057
3,200,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/33 BRL (b) 629
9,388
Chile (CLP) (3%
)
403,998,100 Bonos de la Tesoreria de la Republica 144A,
3.40%, 10/01/39 CLP (b)(c)(d) 486
1,000,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 5.80%, 6/01/24 CLP (b)(c)(d) 1,068
790,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 6.00%, 4/01/33 CLP (b)(c)(d) 881
130,000,000 Bonos de la Tesoreria de la Republica en pesos
Series 30YR, 6.00%, 1/01/43 CLP (b) 152
2,587
China (CNY) (8%
)
1,400,000 China Government Bond , 2.52%, 8/25/33
CNY (b) 196
14,450,000 China Government Bond , 2.76%, 5/15/32
CNY (b) 2,058
5,420,000 China Government Bond , 2.85%, 6/04/27
CNY (b) 770
3,000,000 China Government Bond , 3.02%, 10/22/25
CNY (b) 425
3,300,000 China Government Bond , 3.19%, 4/15/53
CNY (b) 510
15,640,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (b) 2,287
6,246
Colombia (COP) (6%
)
1,661,023,980 Colombian TES , 3.75%, 2/25/37 COP (b) 398
4,860,000,000 Colombian TES Series B, 5.75%, 11/03/27
COP (b) 1,129
1,168,000,000 Colombian TES Series B, 6.00%, 4/28/28
COP (b) 271
1,902,100,000 Colombian TES Series B, 7.00%, 3/26/31
COP (b) 433
1,100,000,000 Colombian TES Series B, 7.25%, 10/26/50
COP (b) 212
4,210,000,000 Colombian TES Series B, 9.25%, 5/28/42
COP (b) 1,009
445,000,000 Empresas Publicas de Medellin ESP 144A,
7.63%, 9/10/24 COP (b)(d) 110
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (b)(d) 324
655,000,000 Financiera de Desarrollo Territorial SA Findeter
144A, 7.88%, 8/12/24 COP (b)(d) 163
4,049
Colombia (USD) (0%
)
230,000 Ecopetrol SA , 8.38%, 1/19/36  233
Principal
or Shares Security Description
Value
(000)
Czech Republic (CZK) (4%
)
47,290,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 CZK (b) $ 1,461
48,540,000 Czech Republic Government Bond Series 103,
2.00%, 10/13/33 CZK (b) 1,810
3,271
Hungary (HUF) (3%
)
655,620,000 Hungary Government Bond Series 30/A,
3.00%, 8/21/30 HUF (b) 1,570
216,280,000 Hungary Government Bond Series 41/A,
3.00%, 4/25/41 HUF (b) 410
124,000,000 Hungary Government Bond Series 31/A,
3.25%, 10/22/31 HUF (b) 295
29,620,000 Hungary Government Bond Series 32/A,
4.75%, 11/24/32 HUF (b) 77
18,110,000 Hungary Government Bond Series 28/A,
6.75%, 10/22/28 HUF (b) 53
2,405
Indonesia (IDR) (7%
)
27,801,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (b) 1,748
38,566,000,000 Indonesia Treasury Bond Series FR96, 7.00%,
2/15/33 IDR (b) 2,514
8,511,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (b) 607
4,491,000,000 Indonesia Treasury Bond Series FR79, 8.38%,
4/15/39 IDR (b) 326
5,195
Malaysia (MYR) (9%
)
1,200,000 Malaysia Government Bond Series 0319,
3.48%, 6/14/24 MYR (b) 254
2,455,000 Malaysia Government Bond Series 0513,
3.73%, 6/15/28 MYR (b) 522
3,220,000 Malaysia Government Bond Series 0219,
3.89%, 8/15/29 MYR (b) 689
7,320,000 Malaysia Government Bond Series 0417,
3.90%, 11/16/27 MYR (b) 1,567
3,370,000 Malaysia Government Bond Series 0316,
3.90%, 11/30/26 MYR (b) 721
5,185,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 MYR (b) 1,184
4,780,000 Malaysia Government Bond Series 0317,
4.76%, 4/07/37 MYR (b) 1,090
4,400,000 Malaysia Government Bond Series 0418,
4.89%, 6/08/38 MYR (b) 1,023
7,050
Mexico (MXN) (10%
)
4,730,000 America Movil SAB de CV , 9.50%, 1/27/31
MXN (b) 265
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 268
26,280,000 Mexican Bonos Series M, 5.50%, 3/04/27
MXN (b) 1,368
9,690,000 Mexican Bonos Series M, 7.75%, 5/29/31
MXN (b) 521
9,750,000 Mexican Bonos Series M, 7.75%, 11/13/42
MXN (b) 487
10,190,000 Mexican Bonos Series M, 8.00%, 9/05/24
MXN (b) 581
22,930,000 Mexican Bonos Series M, 8.00%, 11/07/47
MXN (b) 1,168

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
10,800,000 Mexican Bonos Series M, 8.00%, 7/31/53
MXN (b) $ 542
13,030,000 Mexican Bonos Series M, 8.50%, 5/31/29
MXN (b) 738
18,700,000 Mexican Bonos Series M, 8.50%, 11/18/38
MXN (b) 1,021
17,750,000 Mexican Bonos Series M, 10.00%, 12/05/24
MXN (b) 1,025
5,860,000 Petroleos Mexicanos 13-2, 7.19%, 9/12/24
MXN (b) 327
8,311
Mexico (USD) (0%
)
280,000 Mexico Government International Bond ,
6.00%, 5/07/36  286
Morocco (USD) (0%
)
200,000 Morocco Government International Bond
144A, 5.95%, 3/08/28 (d) 204
Oman (USD) (0%
)
200,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (d) 223
Peru (PEN) (5%
)
2,520,000 Banco de Credito del Peru S.A. 144A, 4.65%,
9/17/24 PEN (b)(d) 653
1,510,000 Banco de Credito del Peru S.A. 144A, 7.85%,
1/11/29 PEN (b)(d) 404
2,545,000 Fondo MIVIVIENDA SA 144A, 7.00%,
2/14/24 PEN (b)(d) 667
8,671,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 1,965
2,000 Peru Government Bond , 5.94%, 2/12/29
PEN (b) –
565,000 Peru Government Bond 144A, 7.30%, 8/12/33
PEN (b)(c)(d) 157
1,475,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (b)(d) 392
4,238
Philippines (PHP) (0%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (b) 282
Poland (PLN) (5%
)
2,810,000 Republic of Poland Government Bond Series
0432, 1.75%, 4/25/32 PLN (b) 546
745,000 Republic of Poland Government Bond Series
0726, 2.50%, 7/25/26 PLN (b) 176
4,675,000 Republic of Poland Government Bond Series
0527, 3.75%, 5/25/27 PLN (b) 1,129
7,015,000 Republic of Poland Government Bond Series
1033, 6.00%, 10/25/33 PLN (b) 1,856
3,707
Romania (RON) (3%
)
6,290,000 Romania Government Bond Series 15Y, 3.65%,
9/24/31 RON (b) 1,158
885,000 Romania Government Bond Series 8Y, 4.15%,
1/26/28 RON (b) 180
4,920,000 Romania Government Bond Series 15YR,
5.80%, 7/26/27 RON (b) 1,060
2,398
Serbia (EUR) (0%
)
255,000 Serbia International Bond 144A, 3.13%,
5/15/27 EUR (b)(d) 264
Principal
or Shares Security Description
Value
(000)
South Africa (ZAR) (9%
)
9,165,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (b) $ 296
44,035,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 1,836
34,125,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 1,340
19,710,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (b) 888
40,530,000 Republic of South Africa Government Bond
Series 2040, 9.00%, 1/31/40 ZAR (b) 1,686
14,355,000 Republic of South Africa Government Bond
Series R186, 10.50%, 12/21/26 ZAR (b) 802
6,848
South Korea (MXN) (0%
)
5,000,000 Export-Import Bank of Korea Series 19, 7.93%,
7/30/26 MXN (b) 275
Supranational (COP) (1%
)
2,806,000,000 Asian Development Bank , 11.20%, 1/31/25
COP (b) 717
2,000,000,000 Corp. Andina de Fomento , 6.77%, 5/24/28
COP (b)(c) 451
1,168
Supranational (INR) (0%
)
31,500,000 International Bank for Reconstruction &
Development , 6.85%, 4/24/28 INR (b) 380
Thailand (THB) (6%
)
46,880,000 Thailand Government Bond , 1.59%, 12/17/35
THB (b) 1,169
21,620,000 Thailand Government Bond , 2.00%, 12/17/31
THB (b) 586
20,730,000 Thailand Government Bond , 2.00%, 6/17/42
THB (b) 503
13,310,000 Thailand Government Bond , 2.88%, 6/17/46
THB (b) 351
21,500,000 Thailand Government Bond , 3.30%, 6/17/38
THB (b) 635
5,280,000 Thailand Government Bond , 3.45%, 6/17/43
THB (b) 157
41,870,000 Thailand Government Bond , 3.78%, 6/25/32
THB (b) 1,284
4,685
Turkey (TRY) (2%
)
14,590,000 Turkiye Government Bond , 17.30%, 7/19/28
TRY (b) 374
37,595,000 Turkiye Government Bond , 17.80%, 7/13/33
TRY (b) 924
1,298
Ukraine (USD) (0%
)
205,000 Ukraine Government International Bond 144A,
6.88%, 5/21/31 (d) 45
United Kingdom (IDR) (1%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%,
2/20/31 IDR (b)(d) 541
United States (IDR) (1%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (b)(d) 476

Principal
or Shares Security Description
Value
(000)
Uruguay (UYU) (1%
)
3,994,083 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) $ 110
18,870,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (b) 456
13,520,000 Uruguay Government International Bond ,
9.75%, 7/20/33 UYU (b) 357
923
Uzbekistan (UZS) (1%
)
2,960,000,000 Republic of Uzbekistan International Bond
144A, 14.00%, 7/19/24 UZS (b)(d) 240
Principal
or Shares Security Description
Value
(000)
2,500,000,000 Republic of Uzbekistan International Bond
144A, 16.25%, 10/12/26 UZS (b)(d) $ 202
442
Total Bonds
(Cost - $78,519) 77,418
Total Investments (Cost - $78,519)  (97%)
77,418
Other Assets, net of Liabilities ( 3% )
2,416
Net Assets (100%)
$ 79,834
(a) Yield to maturity at time of purchase.
(b) Principal in foreign currency.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CNH 2,490
USD  346 Barclays Bank PLC 03/11/2024 $ 1
CNH 1,907
USD  264 HSBC Bank USA, N.A. 03/11/2024 2
HUF 44,300
USD  123 BNP PARIBAS 03/19/2024 1
INR 88,630
USD  1,060 BNP PARIBAS 03/26/2024 5
INR 6,900
USD  82 HSBC Bank USA, N.A. 03/26/2024 –
KZT 167,700
USD  350 HSBC Bank USA, N.A. 04/16/2024 17
USD 339
MYR  1,582 Barclays Bank PLC 03/11/2024 4
USD 65
THB  2,260 Barclays Bank PLC 03/20/2024 1
USD 238
THB  8,290 Barclays Bank PLC 03/20/2024 3
USD 247
PHP  13,750 Barclays Bank PLC 04/22/2024 3
USD 831
CLP  737,532 BNP PARIBAS 02/15/2024 39
USD 693
CNH  4,920 HSBC Bank USA, N.A. 03/11/2024 7
USD 268
BRL  1,327 HSBC Bank USA, N.A. 04/02/2024 2
USD 1,951
MXN  33,850 HSBC Bank USA, N.A. 05/13/2024 17
USD 1,727
PEN  6,511 HSBC Bank USA, N.A. 05/13/2024 19
ZAR 790
USD  42 BNP PARIBAS 04/18/2024 –
121
Liabilities:
BRL 1,853 USD  374 HSBC Bank USA, N.A. 04/02/2024 (2)
CLP 654,600 USD  731 BNP PARIBAS 02/15/2024 (28)
CNH 12,557 USD  1,769 HSBC Bank USA, N.A. 03/11/2024 (18)
CZK 35,420 USD  1,552 HSBC Bank USA, N.A. 05/20/2024 (13)
EUR 662 USD  723 HSBC Bank USA, N.A. 03/18/2024 (6)
HUF 695,800 USD  1,955 BNP PARIBAS 03/19/2024 (5)
IDR 21,086,000 USD  1,347 Barclays Bank PLC 04/18/2024 (13)
MXN 8,620 USD  494 HSBC Bank USA, N.A. 05/13/2024 (2)
MYR 3,712 USD  797 Barclays Bank PLC 03/11/2024 (10)
MYR 1,272 USD  273 Barclays Bank PLC 03/11/2024 (3)
PLN 11,765 USD  2,942 BNP PARIBAS 04/15/2024 (7)
RON 2,420 USD  528 HSBC Bank USA, N.A. 04/22/2024 (3)
THB 111,540 USD  3,196 Barclays Bank PLC 03/20/2024 (40)
THB 2,230 USD  63 Barclays Bank PLC 03/20/2024 –
TRY 27,546 USD  838 Barclays Bank PLC 04/22/2024 (2)
USD 649 TRY  21,394 Barclays Bank PLC 04/22/2024 –
USD 740 TND  2,395 BNP PARIBAS 04/08/2024 (17)
USD 1,548 COP  6,188,000 BNP PARIBAS 04/09/2024 (21)

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 473 ZAR  9,100 BNP PARIBAS 04/18/2024 $ (10)
USD 4,153 EUR  3,865 HSBC Bank USA, N.A. 03/18/2024 (32)
(232)
Net Unrealized Appreciation (Depreciation)
$(111)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 7 Mar-24 $ (786) $ (21) $ (21)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.15% Monthly,
Pay Variable 11.4995% (MXIBTIIE) Monthly 07/30/2032 MXN 2,800 $(4) $– $(4)
10-Year Interest Rate Swap, Receive Fixed 8.29% Monthly,
Pay Variable 11.5025% (MXIBTIIE) Monthly 03/23/2033 MXN 8,000 (11) – (11)
10-Year Interest Rate Swap, Receive Fixed 8.635% Monthly,
Pay Variable 11.4985% (MXIBTIIE) Monthly 08/30/2032 MXN 5,600 – – –
10-Year Interest Rate Swap, Receive Fixed 8.80% Monthly,
Pay Variable 11.5006% (MXIBTIIE) Monthly 06/25/2032 MXN 3,500 2 – 2
10-Year Interest Rate Swap, Receive Fixed 8.81% Monthly,
Pay Variable 11.5006% (MXIBTIIE) Monthly 06/24/2032 MXN 5,700 4 – 4
10-Year Interest Rate Swap, Receive Fixed 9.4% Monthly, Pay
Variable 11.499% (MXIBTIIE) Monthly 09/28/2033 MXN 7,900 23 – 23
5-Year Interest Rate Swap, Receive Fixed 2.4875% Quarterly,
Pay Variable 2.5% (CNRR007) Quarterly 04/25/2027 CNY 3,740 8 – 8
$22 $– $22